SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Year 2		$ 1,122,639
Year 3		1,122,639
Year 4		1,122,639
Year 5		1,122,639
Year 5		$ 1,122,639
Master Distribution Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Year 2	$ 654,333
Year 3	654,335
Year 4
Year 5
Year 1	218,707
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Year 2	1,122,639
Year 3	1,122,639
Year 4	1,122,639
Year 5	1,122,639
Year 1	$ 1,122,639